Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Basic loss per share [Member]
Schedule of basic and diluted loss per share [Abstract]
Net loss attributable to the equity holders of the Parent	$ (11,954,113)	$ (57,690,759)
Basic net loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (0.46)	$ (2.37)
Weighted-average shares outstanding	$ 26,005,564	$ 24,379,671
Diluted loss per share [Member]
Schedule of basic and diluted loss per share [Abstract]
Net loss attributable to the equity holders of the Parent	$ (11,954,113)	$ (57,690,759)
Diluted net loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (0.46)	$ (2.37)
Weighted-average shares outstanding	$ 26,005,564	$ 24,379,671